UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          02/08/07
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: $225,956,000
List of Other Included Managers:


No.  13F File Number                                         Name

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              G0070K103      958    15500 SH       SOLE                                      15500
ADVANCE AUTO PARTS             COM              00751Y106     1755    46200 SH       SOLE                                      46200
AGILENT TECHNOLOGIES INC       COM              00846U101     6738   183400 SH       SOLE                                     183400
ALCOA INC COM                  COM              013817101     1502    41083 SH       SOLE                                      41083
AMERICAN EAGLE OUTFITTERS      COM              02553E106     2546   122600 SH       SOLE                                     122600
AMERICAN INTERNATIONAL GROUP   COM              026874107     6716   115200 SH       SOLE                                     115200
AMGEN INC                      COM              031162100     5638   121400 SH       SOLE                                     121400
ANADARKO PETROLEUM CORP        COM              032511107      669    10182 SH       SOLE                                      10182
ASHLAND INC                    COM              044209104     3225    68000 SH       SOLE                                      68000
ASTORIA FINANCIAL CORP         COM              046265104     2299    98800 SH       SOLE                                      98800
BANK OF AMERICA CORP           COM              060505104     5797   140507 SH       SOLE                                     140507
BEAR STEARNS COMPANIES INC     COM              073902108     2528    28647 SH       SOLE                                      28647
BECTON DICKINSON & CO          COM              075887109     2446    29266 SH       SOLE                                      29266
BIOGEN IDEC INC                COM              09062X103     3666    64400 SH       SOLE                                      64400
BOEING CO.                     COM              097023105     6393    73100 SH       SOLE                                      73100
CHEVRON CORP                   COM              166764100     6904    73975 SH       SOLE                                      73975
CITIGROUP INC                  COM              172967101     3038   103201 SH       SOLE                                     103201
CONOCOPHILLIPS                 COM              20825C104      251     2848 SH       SOLE                                       2848
CROWN HOLDINGS INC.            COM              228368106     8162   318200 SH       SOLE                                     318200
CYTEC INDUSTRIES INC           COM              232820100      505     8200 SH       SOLE                                       8200
DIAGEO PLC-SPON ADR            COM              25243Q205     5321    62000 SH       SOLE                                      62000
DIRECTV GROUP INC (THE)        COM              25459L106     4092   177000 SH       SOLE                                     177000
DOW CHEMICAL                   COM              260543103     4809   122000 SH       SOLE                                     122000
DR HORTON INC                  COM              23331A109      273    20737 SH       SOLE                                      20737
DRESSER-RAND GROUP INC         COM              261608103     5967   152800 SH       SOLE                                     152800
ENCANA CORP                    COM              292505104     4356    64092 SH       SOLE                                      64092
ENDURANCE SPECIALTY HOLDINGS   COM              016404934      893    21400 SH       SOLE                                      21400
ENSCO INTERNATIONAL INC        COM              26874Q100     1306    21900 SH       SOLE                                      21900
FRANKLIN RESOURCES INC         COM              354613101     3828    33451 SH       SOLE                                      33451
FREEPORT-MCMORAN COPPER        COM              35671D857     6771    66100 SH       SOLE                                      66100
GENZYME CORP                   COM              372917104      893    12000 SH       SOLE                                      12000
HEALTH NET INC                 COM              42222G108     5044   104424 SH       SOLE                                     104424
HUDSON CITY BANCORP INC        COM              443683107     6773   450900 SH       SOLE                                     450900
IBM CORPORATION                COM              459200101     1868    17281 SH       SOLE                                      17281
JPMORGAN CHASE & CO            COM              46625H100     6598   151150 SH       SOLE                                     151150
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     2323    35504 SH       SOLE                                      35504
LINCOLN NATIONAL CORP          COM              534187109      390     6700 SH       SOLE                                       6700
LUXOTTICA GROUP SPA-SPON ADR   COM              55068R202     5895   187200 SH       SOLE                                     187200
MACY'S INC                     COM              55616P104     4892   189100 SH       SOLE                                     189100
MERRILL LYNCH                  COM              590188108      274     5100 SH       SOLE                                       5100
MILLENNIUM PHARMACEUTICALS     COM              599902103     5134   342700 SH       SOLE                                     342700
MONSANTO CO                    COM              61166W101     4195    37557 SH       SOLE                                      37557
MORGAN STANLEY                 COM              617446448     1158    21800 SH       SOLE                                      21800
NAVISTAR INTERNATIONAL         COM              63934E108     2401    44300 SH       SOLE                                      44300
NORTHEAST COMMUNITY BANCORP    COM              664112109      142    12000 SH       SOLE                                      12000
NORTHROP GRUMMAN CORP          COM              666807102     5127    65200 SH       SOLE                                      65200
OLIN CORP                      COM              680665205     1444    74700 SH       SOLE                                      74700
SHIRE PLC-ADR                  COM              82481R106     5605    81298 SH       SOLE                                      81298
SMURFIT-STONE CONTAINER CORP   COM              832727101     2116   200400 SH       SOLE                                     200400
TEEKAY CORPORATION             COM              Y8564W103     7785   146300 SH       SOLE                                     146300
TEMPLE-INLAND INC              COM              879868107     1678    80500 SH       SOLE                                      80500
TEXTRON INC                    COM              883203101     9069   127200 SH       SOLE                                     127200
THE TRAVELERS COS INC          COM              89417E109     4233    78675 SH       SOLE                                      78675
TRANE INC                      COM              892893108     2307    49400 SH       SOLE                                      49400
TYCO INTERNATIONAL LTD         COM              G9143X208     1019    25712 SH       SOLE                                      25712
UBS AG                         COM              H89231338     6874   149443 SH       SOLE                                     149443
UNITEDHEALTH GROUP INC         COM              91324P102     7226   124160 SH       SOLE                                     124160
US BANCORP                     COM              902973304     5249   165371 SH       SOLE                                     165371
WABCO HOLDINGS INC             COM              92927K102     2528    50466 SH       SOLE                                      50466
WELLS FARGO & CO               COM              949746101      966    32000 SH       SOLE                                      32000
WHIRLPOOL CORP                 COM              963320106     5396    66100 SH       SOLE                                      66100